Shareholders' Equity - Movements in the number of RSUs outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Number of RSUs, Beginning balance	53,569	166,306	370,962
Number of RSUs, Granted			52,319
Number of RSUs, Forfeited	(64)	(17,775)	(66,881)
Number of RSUs, Released	(49,523)	(94,962)	(190,094)
Number of RSUs, Ending balance	3,982	53,569	166,306